Note 12 - b) Long-term debt, Interest rates on long-term debt (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Foreign currency:
6% or less	$ 21,900	$ 13,943
Over 6% to 8%	6,285	7,102
Over 8% to 10%	1,219	1,615
Over 10% to 12%	33	32
Over 12%	97	105
Foreign Currency, Total	29,534	22,797
Local Currency:
6% or less	2,426	1,433
Over 6% to 8%	17,932	14,437
Over 8% to 10%	592	5,147
Over 10% to 12%	9,987	5,227
Local Currency, Total	30,937	26,244
Total	$ 60,471	$ 49,041